UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                    FORM N-Q
                                    --------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-03451

                             SEI DAILY INCOME TRUST
               (Exact name of registrant as specified in charter)
                                    --------


                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                        SEI Investments Distribution Co.
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-800-342-5734

                    DATE OF FISCAL YEAR END: JANUARY 31, 2004

                   DATE OF REPORTING PERIOD: OCTOBER 31, 2004

ITEM 1.   SCHEDULE OF INVESTMENTS

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (Unaudited)


Money Market Fund
October 31, 2004


----------------------------------------------------------------
                                    Face Amount       Value
Description                        ($ Thousands)  ($ Thousands)
----------------------------------------------------------------
CORPORATE BONDS -- 23.9%
ASSET BACKED - AUTOMOTIVE (E) -- 3.5%
  Toyota Motor Credit Corporation
    MTN (B)
      1.918%, 11/09/04               $ 20,000       $  20,020
  Toyota Motor Credit Corporation
    MTN, Ser 1 (B)
      1.895%, 12/30/04                 10,000           9,999
                                                    ---------
                                                       30,019
                                                    ---------
ASSET BACKED - DIVERSIFIED OPERATIONS (E) -- 1.7%
  Permanent Financing PLC, Ser 3,
    Cl 1A (B)
      1.818%, 12/10/04                 10,000          10,000
  Permanent Financing PLC, Ser 4,
    Cl 1A (B)
      1.808%, 11/10/04                  5,000           5,000
                                                    ---------
                                                       15,000
                                                    ---------
ASSET BACKED - FINANCIAL SERVICES (E) -- 6.3%
  Beta Finance Incorporated MTN (B) (F)
      1.807%, 01/26/05                  5,000           5,000
  Links Finance Incorporated MTN (F)
      1.880%, 06/20/05                 16,500          16,466
      2.180%, 07/15/05                 10,000           9,999
  Premier Asset Collateralized
    Entity LLC MTN (B) (F)
      1.830%, 11/15/04                 10,000          10,000
  Sigma Finance Incorporated
    MTN (B) (F)
      1.855%, 11/12/04                  3,000           3,000
  Sigma Finance Incorporated MTN,
    Ser 1 (B) (F)
      1.820%, 11/04/04                 10,000          10,000
  Sigma Finance Incorporated
    MTN (B) (F)
      1.828%, 11/10/04                 10,000          10,000
                                                    ---------
                                                       64,465
                                                    ---------
ASSET BACKED - OTHER (E) -- 4.8%
  GSTR, Ser 2002-2A, Cl A1MB (B) (F)
      2.000%, 11/25/04                    671             671
  Granite Mortgages, Ser 2004-1,
    Cl 1A1 (B)
      1.870%, 11/20/04                  2,498           2,498
  Holmes Financing PLC, Ser 8,
    Cl 1A (B)
      1.820%, 11/15/04                 20,000          20,000
  Residential Mortgage Securities,
    Ser 17A, Cl A1
    (B) (F)
      1.872%, 11/13/04                 18,263          18,263
                                                    ---------
                                                       41,432
                                                    ---------
BANKS -- 1.2%
  Wells Fargo Bank N.A. (B)
      1.790%, 12/21/04                 10,000          10,000
                                                    ---------
FINANCIAL SERVICES -- 2.3%
  K2 LLC MTN, Ser 1 (B) (F)
      1.830%, 11/15/04                 10,000           9,999
                                                    ---------


----------------------------------------------------------------
                                    Face Amount       Value
Description                        ($ Thousands)  ($ Thousands)
----------------------------------------------------------------
INVESTMENT BANKER/BROKER DEALER -- 4.1%
  Goldman Sachs Group Incorporated
      1.922%, 11/13/04               $ 10,000       $  10,000
  Merrill Lynch & Company
    Incorporated (B)
      1.660%, 11/17/04                 20,000          20,000
      1.970%, 11/25/04                  5,000           5,004
                                                    ---------
                                                       35,004
                                                    ---------
Total Corporate Bonds
  (Cost $205,919) ($ Thousands)                       205,919
                                                    ---------

U.S. GOVERNMENT AGENCY OBLIGATIONS -- 26.7%
  FHLB
      1.500%, 12/07/04                 10,000          10,000
      1.400%, 02/25/05 to 04/15/05     15,000          14,999
      1.450%, 03/11/05                 10,000           9,999
      1.380%, 04/15/05                 15,000          15,000
      1.300%, 04/25/05                 10,000          10,000
      1.550%, 05/04/05                  5,000           5,000
  FHLB (B)
      1.795%, 12/15/04                 25,000          24,998
      1.725%, 12/08/04                 25,000          24,988
      1.755%, 01/03/05                 10,000           9,997
  FHLMC (B)
      1.780%, 11/01/04                 25,000          24,998
      1.500%, 01/21/05                 10,000          10,000
      1.825%, 12/09/04                 15,000          15,000
  FNMA (A)
      1.795%, 11/22/04                 10,000           9,990
      1.458%, 03/04/05                  5,000           4,975
      2.208%, 05/05/05                  5,000           4,944
  FNMA (B)
      1.916%, 01/06/05                 25,000          24,989
      1.740%, 12/09/04                 10,000           9,994
                                                    ---------
Total U.S. Government Agency Obligations
  (Cost $229,871) ($ Thousands)                       229,871
                                                    ---------

COMMERCIAL PAPER (A) -- 15.8%
ASSET BACKED - DIVERSIFIED OPERATIONS (E) -- 10.4%
  Delaware Funding Corporation LLC
      1.803%, 11/17/04                 10,000           9,992
  Edison Asset Securities LLC
      1.813%, 11/16/04                 30,000          29,977
  Falcon Asset Securitization
    Corporation
      1.793%, 11/12/04                 10,000           9,994
  FCAR Owner Trust I
      1.658%, 11/15/04                  8,000           7,995
  Galaxy Funding Incorporated
      1.825%, 11/18/04                 10,000           9,991
  Greyhawk Funding LLC
      1.803%, 11/15/04                 10,000           9,993
  Mane Funding
      1.826%, 11/23/04                 10,000           9,989
  Thames Asset Global Securities
      1.818%, 12/13/04                  1,100           1,098
                                                    ---------
                                                       89,029
                                                    ---------

--------------------------------------------------------------------------------
                    SEI Daily Income Trust / Quarterly Report / October 31, 2004

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (Unaudited)


Money Market Fund
October 31, 2004


----------------------------------------------------------------
                                    Face Amount       Value
Description                        ($ Thousands)  ($ Thousands)
----------------------------------------------------------------
ASSET BACKED - OTHER (E) -- 2.9%
  CRC Funding LLC
      1.825%, 11/17/04               $ 15,000       $  14,988
  Jupiter Securities Corporation
      1.803%, 11/17/04                 10,000           9,992
                                                    ---------
                                                       24,980
                                                    ---------
FINANCIAL SERVICES -- 1.7%
  General Electric Capital
    Corporation
      1.766%, 02/09/05                 10,000           9,951
  HBOS Treasury Services PLC
      1.756%, 02/10/05                  5,000           4,976
                                                    ---------
                                                       14,927
                                                    ---------
INVESTMENT BANKER/BROKER DEALER -- 0.8%
  Goldman Sachs Group
      2.400%, 08/10/05                  7,000           6,871
                                                    ---------
Total Commercial Paper
  (Cost $135,807) ($ Thousands)                       135,807
                                                    ---------

CERTIFICATES OF DEPOSIT/EXTENDABLE COMMERCIAL NOTES -- 15.1%
  BB&T Corporation (B)
      1.640%, 12/10/04                 20,000          19,993
  Banque National De Paris (B)
      1.792%, 01/15/05                  8,500           8,499
  Barclays Bank PLC NY (B)
      1.870%, 12/29/04                 20,000          19,990
  Credit Agricole NY (B)
      1.795%, 01/21/05                 10,000           9,999
  Credit Suisse First Boston NY (B)
      1.977%, 01/05/05                  5,000           5,000
  Leafs LLC (B)
      1.920%, 11/20/04                 10,000          10,000
  MBNA Credit Card Master Trust (A)
      1.835%, 11/18/04                 20,000          19,983
  Swedbank Securities
    Incorporated (B)
      1.896%, 11/21/04                 10,000           9,998
  Toronto Dominion Bank
      2.350%, 09/08/05                 10,000           9,998
  Wachovia Bank N.A. (B)
      1.800%, 11/02/04                 15,000          15,000
  Wells Fargo Bank N.A. (B)
      1.790%, 01/30/05                  2,000           2,000
                                                    ---------
Total Certificates of Deposit/Extendable
  Commercial Notes
  (Cost $130,460) ($ Thousands)                       130,460
                                                    ---------

INSURANCE FUNDING AGREEMENTS -- 4.6%
  Metropolitan Life Insurance
    Company (B) (C)
      1.773%, 11/01/04                 30,000          30,000
  Monumental Life Insurance
    Company (B) (C)
      1.950%, 11/01/04                  9,500           9,500
                                                    ---------
Total Insurance Funding Agreements
  (Cost $39,500) ($ Thousands)                         39,500
                                                    ---------

----------------------------------------------------------------
                                    Face Amount       Value
Description                        ($ Thousands)  ($ Thousands)
----------------------------------------------------------------
MUNICIPAL BONDS -- 1.5%
  California State, Housing
    Finance Authority, Ser K, RB,
    FSA (B)
      1.930%, 08/01/31               $ 10,250       $  10,250
  California State, Tax & Revenue
    Anticipation Authority,
    Ser C1, RB, FSA
      3.000%, 06/30/05                  3,000           3,009
                                                    ---------
Total Municipal Bonds
  (Cost $13,259) ($ Thousands)                         13,259
                                                    ---------

REPURCHASE AGREEMENT -- 13.1%
  Deutsche Bank, 1.870%, dated
    10/29/04 matures on 11/01/04,
    repurchase price $113,061,616
    (collateralized by U.S Government
    obligations, ranging in par value
    $12,060,000-$72,170,000,
    0.000%-3.625%, 10/14/05-
    10/14/08, total market value
    $115,309,270)(D)                  113,044         113,044
                                                    ---------
Total Repurchase Agreement
  (Cost $113,044) ($ Thousands)                       113,044
                                                    ---------

Total Investments -- 100.7%
  (Cost $867,860) + ($ Thousands)                    $867,860
                                                    =========

Percentages based on net assets of $861,439,852.
(A) The rate reported is the effective rate at time of purchase.
(B) Floating Rate Instrument. The rate reflected on the Schedule of Investments is the rate in effect on October 31, 2004. The date shown is the earlier of the reset date or the demand date.
(C) These obligations were acquired for investment, not with the intention to sell. These securities were sold within the terms of a private placement memorandum, exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors". These obligations were acquired at a cost of par and were deemed illiquid for the purposes of the Investment Company Act of 1940. On October 31, 2004, the value of these securities amounted to approximately $39,500,000 representing 3.9% of the net assets of the Fund.
(D) Tri-Party Repurchase Agreement
(E) Securities are held in connection with a letter of credit issued by a major bank.
(F) Security sold within the terms of a private placement memorandum, exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." Cl -- Class
FHLB -- Federal Home Loan Bank
FHLMC -- Federal Home Loan Mortgage Corporation
FNMA -- Federal National Mortgage Association
FSA -- Financial Security Assurance
LLC -- Limited Liability Company
MTN -- Medium Term Note
PLC -- Public Liability Company
RB -- Revenue Bond
Ser -- Series
+ For Federal tax purposes, the Fund's aggregate tax cost is equal to book cost.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.


--------------------------------------------------------------------------------
                    SEI Daily Income Trust / Quarterly Report / October 31, 2004

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (Unaudited)


Government Fund
October 31, 2004


----------------------------------------------------------------
                                    Face Amount       Value
Description                        ($ Thousands)  ($ Thousands)
----------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 80.4%
  FFCB
      1.250%, 11/24/04               $  1,670       $   1,670
  FFCB (B)
      1.778%, 11/18/04                 20,000          19,992
      1.898%, 11/28/04                 30,000          29,995
  FHLB
      1.460%, 11/17/04                 10,000          10,000
      1.500%, 12/07/04 to 03/01/05     11,000          10,998
      2.125%, 12/15/04                  4,000           4,004
      1.400%, 02/25/05                  5,000           5,000
      1.625%, 04/15/05                  5,000           5,008
      1.380%, 04/15/05                  4,000           4,000
      1.350%, 04/15/05                  5,000           5,000
      1.300%, 04/25/05                 10,000          10,000
      1.590%, 08/12/05                  8,000           7,970
  FHLB (A)
      1.757%, 11/17/04                 22,964          22,946
      1.980%, 01/19/05                 30,000          29,870
  FHLB (B)
      1.780%, 12/02/04                  5,000           5,000
      1.840%, 11/21/04                100,000         100,004
      1.850%, 11/26/04                 15,000          14,997
      1.745%, 11/12/04                 20,000          19,991
      1.789%, 11/16/04                 35,000          34,990
  FHLMC
      1.750%, 06/28/05                  5,000           4,983
  FHLMC (A)
      1.948%, 03/08/05                 20,000          19,864
  FNMA
      1.400%, 02/15/05                  7,000           6,999
      1.270%, 04/25/05                  6,000           5,986
  FNMA (A)
      1.843%, 11/24/04                100,000          99,882
      1.766%, 01/12/05                 25,000          24,913
      1.964%, 03/09/05                 25,000          24,827
  FNMA (B)
      1.815%, 11/01/04                 70,000          70,002
      1.916%, 01/06/05                 30,000          29,986
      1.740%, 12/09/05                 14,000          13,991
                                                    ---------
Total U.S. Government Agency Obligations
  (Cost $642,868) ($ Thousands)                       642,868
                                                    ---------

REPURCHASE AGREEMENT (C) -- 20.2%
  Deutsche, 1.870%, dated
    10/29/04 matures on 11/01/04,
    repurchase price $161,320,135
    (collateralized by U.S.
    Government obligations,
    ranging in par value
    $4,424,000-$54,509,000,
    2.358%-5.500%,
    10/14/05-03/15/13, total
    market value $164,521,947)        161,295         161,295
                                                    ---------
Total Repurchase Agreement
  (Cost $161,295) ($ Thousands)                       161,295
                                                    ---------

Total Investments -- 100.6%
  (Cost $804,163) + ($ Thousands)                   $ 804,163
                                                    =========
Percentages based on Net Assets of $799,081,732.

(A) The rate reported is the effective yield at time of purchase.
(B) Floating Rate Instrument. The rate reflected on the Schedule of Investments is the rate in effect on October 31, 2004. The date shown is the earlier of the reset date or the demand date.
(C) Tri-Party Repurchase Agreement.
FFCB -- Federal Farm Credit Bank
FHLB -- Federal Home Loan Bank
FHLMC -- Federal Home Loan Mortgage Corporation
FNMA -- Federal National Mortgage Association
+ For Federal tax purposes, the Fund's aggregate tax cost is equal to book cost.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.



--------------------------------------------------------------------------------
                    SEI Daily Income Trust / Quarterly Report / October 31, 2004

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (Unaudited)


Government II Fund
October 31, 2004


----------------------------------------------------------------
                                    Face Amount       Value
Description                        ($ Thousands)  ($ Thousands)
----------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 99.3%
  FFCB
      1.250%, 11/24/04               $  2,000       $   2,000
  FFCB (B)
      1.778%, 11/18/04                 30,000          29,988
  FHLB
      1.430%, 12/01/04                 10,000          10,000
      1.500%, 12/07/04 to 03/01/05     17,000          16,998
      3.875%, 12/15/04                  5,000           5,016
      1.400%, 02/25/05 to 04/15/05     10,000           9,999
      1.450%, 03/11/05                  5,000           5,000
      1.625%, 04/15/05                  5,000           5,008
      1.380%, 04/15/05                  5,000           5,000
      1.350%, 04/15/05                 10,000          10,000
      1.300%, 04/25/05                  5,000           5,000
      1.590%, 08/12/05                 10,000           9,963
  FHLB (A)
      1.714%, 11/01/04                 92,774          92,774
      1.757%, 11/17/04                 27,036          27,015
      1.833%, 11/26/04                150,000         149,809
      1.906%, 12/27/04                 28,339          28,255
      1.980%, 01/19/05                 30,000          29,870
  FHLB (B)
      1.780%, 12/02/04                 10,000          10,000
      1.840%, 12/21/04                100,000         100,004
      1.850%, 11/26/04                 30,000          29,994
      1.745%, 12/12/04                 30,000          29,987
      1.789%, 11/16/04                 35,000          34,990
      1.835%, 12/28/04                 20,000          19,985
      1.800%, 01/07/05                 70,000          70,005
                                                    ---------
Total U.S. Government Agency Obligations
  (Cost $736,660) ($ Thousands)                       736,660
                                                    ---------

U.S. TREASURY OBLIGATION -- 0.7%
  U.S. Treasury Notes
      1.500%, 02/28/05                  5,000           5,003
                                                    ---------
Total U.S. Treasury Obligation
  (Cost $5,003) ($ Thousands)                           5,003
                                                    ---------

Total Investments -- 100.0%
  (Cost $741,663) + ($ Thousands)                   $ 741,663
                                                    =========

Percentages are based on Net Assets of $741,512,281.
(A) The rate reported is the effective yield at time of purchase.
(B) Floating Rate Instrument. The rate reflected on the Schedule of Investments is the rate in effect on October 31, 2004. The date shown is the earlier of the reset date or the demand date.
FFCB -- Federal Farm Credit Bank
FHLB -- Federal Home Loan Bank
+ For Federal tax purposes, the Fund's aggregate tax cost is equal to book cost.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.


--------------------------------------------------------------------------------
                    SEI Daily Income Trust / Quarterly Report / October 31, 2004

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (Unaudited)


Prime Obligation Fund
October 31, 2004


----------------------------------------------------------------
                                    Face Amount       Value
Description                        ($ Thousands)  ($ Thousands)
----------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 41.2%
  FHLB
      1.400%, 02/25/05 to 04/15/05   $ 30,000     $    29,998
      1.450%, 03/11/05                 25,000          24,998
      4.625%, 04/15/05                 17,520          17,774
      1.380%, 04/15/05                 25,000          25,000
      1.300%, 04/25/05                 75,000          75,000
      1.550%, 05/04/05                 20,000          20,000
  FHLB (B)
      1.738%, 11/03/04                 50,000          49,979
      1.850%, 11/26/04                 60,000          59,989
      1.725%, 12/08/04                100,000          99,953
      1.795%, 12/15/04                 50,000          49,997
      1.755%, 01/03/05                125,000         124,960
      1.800%, 01/07/05                 40,000          40,003
  FHLMC (A)
      1.334%, 02/08/05                 46,000          45,833
  FHLMC (B)
      1.780%, 11/01/04                 65,000          64,995
      1.623%, 11/01/04                 60,000          59,996
      1.825%, 12/09/04                 50,000          50,000
      1.500%, 01/21/05                 50,000          50,000
  FNMA (A)
      1.417%, 11/12/04                 40,000          39,983
      1.795%, 11/22/04                 75,000          74,922
      1.828%, 12/22/04                100,000          99,742
      1.522%, 04/01/05                 40,000          39,748
      1.966%, 04/29/05                100,000          99,025
      2.208%, 05/05/05                 45,000          44,496
  FNMA (B)
      1.828%, 11/18/04                 25,000          25,000
      1.720%, 11/18/04                100,000          99,949
      1.680%, 12/06/04                 75,000          74,962
      1.740%, 12/09/04                 60,000          59,961
      1.875%, 01/03/05                100,000          99,940
      1.960%, 01/18/05                 20,000          19,998
      2.019%, 01/28/05                 50,000          49,996
                                                  -----------
Total U.S. Government Agency Obligations
  (Cost $1,716,197) ($ Thousands)                   1,716,197
                                                  -----------

CORPORATE BONDS -- 17.4%
ASSET BACKED - AUTOMOTIVE (E) -- 0.8%
  Toyota Motor Credit Corporation
    MTN, Ser 1 (B)
      1.895%, 12/30/04                 35,000          34,997
                                                  -----------
ASSET BACKED - FINANCIAL SERVICES (E) -- 7.8%
  Beta Finance Incorporated
     MTN (B) (F)
      1.807%, 01/26/05                 15,000          15,000
  K2 (USA) LLC MTN (B) (F)
      1.875%, 11/22/04                 25,000          25,000
  Links Finance Incorporated
    MTN (B) (F)
      1.902%, 11/23/04                 25,000          25,000
  Links Finance Incorporated MTN (F)
      2.180%, 07/15/05                 25,000          24,998
  Premier Asset Collateralized
    Entity LLC MTN (B) (F)
      1.830%, 11/15/04                 25,000          25,000
  Sigma Finance Incorporated MTN
      1.855%, 11/12/04                 30,000          30,000

----------------------------------------------------------------
                                    Face Amount       Value
Description                        ($ Thousands)  ($ Thousands)
----------------------------------------------------------------
  Sigma Finance Incorporated
    MTN (B) (F)
      1.828%, 11/10/04               $ 10,000     $    10,000
  Sigma Finance Incorporated MTN,
    Ser 1 (B) (F)
      1.820%, 11/04/04                 40,000          40,000
  Tango Finance Corporation (B) (F)
      1.865%, 11/21/04                 49,500          49,498
  White Pine Finance LLC
    MTN (B) (F)
      1.882%, 11/23/04                 30,000          29,998
      1.790%, 11/08/04                 10,000           9,998
      1.818%, 11/12/04                 40,000          39,993
                                                  -----------
                                                      324,485
                                                  -----------
ASSET BACKED - OTHER -- 0.0%
  GSTR, Ser 2002-2A,
    Cl A1MB (B) (F)
      2.000%, 11/25/04                  2,398           2,398
                                                  -----------
BANKS -- 3.6%
  Fifth Third Bank (B)
      1.800%, 01/28/05                 75,000          74,997
  Salomon Smith Barney Holdings (B)
      1.870%, 11/18/04                 13,400          13,401
  Wells Fargo Bank N.A. (B)
      1.790%, 12/21/04                 60,000          60,000
                                                  -----------
                                                      148,398
                                                  -----------
FINANCIAL SERVICES -- 1.8%
  General Electric Capital
    Corporation MTN, Ser A (B)
      1.925%, 12/15/04                 75,000          75,007
                                                  -----------
INVESTMENT BANKER/BROKER DEALER -- 3.4%
  Goldman Sachs Group
     Incorporated (B)
      1.922%, 11/13/04                 20,000          20,000
  Merrill Lynch & Company
    Incorporated (B)
      1.660%, 11/17/04                 80,000          80,000
      1.790%, 12/01/04                 30,000          29,999
      1.730%, 12/01/04                 10,000          10,000
                                                  -----------
                                                      139,999
                                                  -----------
Total Corporate Bonds
  (Cost $725,284) ($ Thousands)                       725,284
                                                  -----------

COMMERCIAL PAPER (A) -- 17.9%
ASSET BACKED - AUTOMOTIVE (E) -- 1.0%
  FCAR Owner Trust, Ser I
      1.796%, 01/12/05                 40,000          39,858
                                                  -----------
ASSET BACKED - DIVERSIFIED OPERATIONS (E) -- 3.9%
  Falcon Asset Securitization
    Corporation
      1.806%, 01/10/05                 39,765          39,627
  Galaxy Funding Incorporated
      1.825%, 11/18/04 to 11/19/04    100,000          99,913
      1.848%, 12/16/04                 25,000          24,942
                                                  -----------
                                                      164,482
                                                  -----------
ASSET BACKED - FINANCIAL SERVICES (E) -- 8.6%
  Aspen Funding Corporation
      1.847%, 02/11/05                 50,000          49,741


--------------------------------------------------------------------------------
                    SEI Daily Income Trust / Quarterly Report / October 31, 2004

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (Unaudited)


Prime Obligation Fund (Continued)
October 31, 2004


----------------------------------------------------------------
                                    Face Amount       Value
Description                        ($ Thousands)  ($ Thousands)
----------------------------------------------------------------
  Barton Capital LLC
      1.815%, 11/16/04               $ 25,000     $    24,981
  Blue Bell Funding Corporation
      1.846%, 11/22/04                 30,950          30,917
  CAFCO LLC
      1.858%, 12/15/04                 25,000          24,943
  CC USA Incorporated
      1.647%, 11/10/04 to 11/12/04     43,500          43,481
  CXC LLC
      1.859%, 12/21/04                 25,000          24,936
  Jupiter Securities Corporation
      1.863%, 11/22/04                  4,000           3,995
  Moat Funding LLC
      1.816%, 11/22/04                 95,000          94,900
  Preferred Receivables Funding
      1.860%, 12/20/04                 60,000          59,849
                                                  -----------
                                                      357,743
                                                  -----------
ASSET BACKED - OTHER (E) -- 1.6%
  CRC Funding LLC
      1.825%, 11/17/04                 40,000          39,968
      1.858%, 12/15/04                 25,000          24,943
                                                  -----------
                                                       64,911
                                                  -----------
FINANCIAL SERVICES -- 2.0%
  General Electric Capital
    Corporation
      1.825%, 11/17/04                 30,000          29,976
  Newcastle Certificates
      1.816%, 11/23/04                 52,755          52,696
                                                  -----------
                                                       82,672
                                                  -----------
INVESTMENT BANKER/BROKER DEALER -- 0.8%
  Goldman Sachs Group
      2.400%, 08/10/05                 34,000          33,373
                                                  -----------
Total Commercial Paper
  (Cost $743,039) ($ Thousands)                       743,039
                                                  -----------

CERTIFICATES OF DEPOSIT/EXTENDABLE COMMERCIAL NOTES -- 5.4%
  BB&T Corporation (B)
      1.640%, 11/10/04                 10,000           9,997
  Goldman Sachs Group
     Incorporated (B)
      1.868%, 11/18/04                 45,000          45,000
      2.040%, 01/18/05                 10,000          10,000
  Leafs LLC (B)
      1.920%, 11/20/04                 60,000          60,000
  Mitten (B)
      1.657%, 11/05/04                 10,000           9,998
  Wachovia Bank N.A. (B)
      1.800%, 11/02/04                 50,000          50,000
  Wells Fargo Bank N.A. (B)
      1.790%, 01/30/05                 40,000          39,999
                                                  -----------
Total Certificates of Deposit/Extendable
  Commercial Notes
  (Cost $224,994) ($ Thousands)                       224,994
                                                  -----------

INSURANCE FUNDING AGREEMENTS -- 7.9%
  Metropolitan Life Insurance
    Company (B) (C)
      1.773%, 11/01/04                160,000         160,000


----------------------------------------------------------------
                                    Face Amount       Value
Description                        ($ Thousands)  ($ Thousands)
----------------------------------------------------------------
  Monumental Life Insurance
    Company (B) (C)
      1.950%, 11/01/04               $101,500     $   101,500
  Travelers Insurance
     Corporation (B) (C)
      1.870%, 11/28/04                 68,000          68,000
                                                  -----------
Total Insurance Funding Agreements
  (Cost $329,500) ($ Thousands)                       329,500
                                                  -----------

MUNICIPAL BONDS -- 0.6%
  California State, Housing
    Finance Authority, Ser K, RB,
    FSA (B)
      1.930%, 11/03/04                 11,150          11,150
  California State, Tax & Revenue
    Anticipation Authority,
    Ser C1, RB, FSA
      3.000%, 06/30/05                 15,000          15,043
                                                  -----------
Total Municipal Bonds
  (Cost $26,193) ($ Thousands)                         26,193
                                                  -----------

REPURCHASE AGREEMENT (D) -- 10.4%
  Deutsche, 1.870%, dated
    10/29/04 matures on 11/01/04,
    repurchase price $433,096,480
    (collateralized by U.S.
    Government obligations,
    ranging in par value
    $2,792,000-$69,290,000,
    2.358%-7.000%,
    08/23/05-11/15/11, total
    market value $441,690,044)        433,029         433,029
                                                  -----------
Total Repurchase Agreement
  (Cost $433,029) ($ Thousands)                       433,029
                                                  -----------

Total Investments -- 100.8%
  (Cost $4,198,236) + ($ Thousands)               $ 4,198,236
                                                  ===========

Percentages are based on Net Assets of $4,164,790,228.

(A) The rate reported is the effective yield at time of purchase.
(B) Floating Rate Instrument. The rate reflected on the Schedule of Investments is the rate in effect on October 31, 2004. The date shown is the earlier of the reset date or the demand date.
(C) These obligations were acquired for investment, not with the intention to sell. These securities were sold within the terms of a private placement memorandum, exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors". These obligations were acquired at a cost of par and were deemed illiquid for the purposes of the Investment Company Act of 1940. On October 31, 2004, the value of these securities amounted to approximately $329,500,000 representing 7.0% of the net assets of the Fund.
(D) Tri-Party Repurchase Agreement.
(E) Securities are held in connection with a letter of credit issued by a major bank.
(F) Security sold within the terms of a private placement memorandum, exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors."
Cl -- Class
FHLB -- Federal Home Loan Bank
FHLMC -- Federal Home Loan Mortgage Corporation
FNMA -- Federal National Mortgage Association
FSA -- Financial Security Assurance


--------------------------------------------------------------------------------
                    SEI Daily Income Trust / Quarterly Report / October 31, 2004

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (Unaudited)


Prime Obligation Fund (Concluded)
October 31, 2004


LLC -- Limited Liability Company
MTN -- Medium Term Note
RB -- Revenue Bond
Ser -- Series
+ For Federal tax purposes, the Fund's aggregate tax cost is equal to book cost.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.




--------------------------------------------------------------------------------
                    SEI Daily Income Trust / Quarterly Report / October 31, 2004

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (Unaudited)


Treasury Fund
October 31, 2004


----------------------------------------------------------------
                                    Face Amount       Value
Description                        ($ Thousands)  ($ Thousands)
----------------------------------------------------------------
U.S. TREASURY OBLIGATIONS -- 67.3%
  U.S. Treasury Bills (A)
      1.764%, 11/26/04           $ 150,000          $149,817
      1.598%, 12/23/04              50,000            49,885
      1.881%, 01/27/05              50,000            49,774
  U.S. Treasury Notes
      2.125%, 11/01/04              78,000            78,000
      5.875%, 11/15/04               5,000             5,009
      1.750%, 12/31/04              10,000            10,006
      1.625%, 01/31/05 to 04/30/05  87,500            87,511
      7.500%, 02/15/05               5,000             5,090
      1.500%, 02/28/05               8,500             8,505
      6.750%, 05/15/05               5,000             5,123
                                                    ------------
Total U.S. Treasury Obligations
  (Cost $448,720) ($ Thousands)                      448,720
                                                    ------------

REPURCHASE AGREEMENT (B) -- 32.6%
  ABN Amro, 1.790%, dated
    10/29/04 matures on 11/01/04,
    repurchase price $74,011,038
    (collateralized by U.S
    Government obligations,
    ranging in par value
    $8,570,000-$37,304,287,
    2.875%-10.000%,
    08/15/06-10/01/31, total
    market value $75,482,745)       74,000            74,000
  Barclays Bank, 1.790%, dated
    10/29/04 matures on 11/01/04,
    repurchase price $59,236,835
    (collateralized by U.S.
    Treasury obligations, ranging
    in par value
    $1,094,000-$45,882,000,
    1.648%(A)-3.375%,
    11/04/04-01/15/07, total
    market value $60,413,596)       59,228            59,228
  Deutsche, 1.200%, dated
    10/29/04 matures on 11/01/04,
    repurchase price $10,001,000
    (collateralized by U.S
    Treasury obligations, par
    value $6,312,000, 11.250%,
    02/15/15, total market value
    $10,200,747)(C)                 10,000            10,000
  Morgan Stanley, 1.800%, dated
    10/29/04 matures on 11/01/04,
    repurchase price $74,011,100
    (collateralized by U.S
    Treasury obligations, par
    value $57,030,000, 7.500%,
    11/15/16, total market value
    $75,480,649)                    74,000            74,000
                                                    ------------
Total Repurchase Agreement
  (Cost $217,228) ($ Thousands)                      217,228
                                                    ------------

Total Investments -- 99.9%
  (Cost $665,948) + ($ Thousands)                   $665,948
                                                    ============

Percentages are based on Net Assets of $666,865,999.


(A) The rate reported is the effective yield at time of purchase.
(B) Tri-Party Repurchase Agreement.
(C) These obligations were acquired for investment, not with the intention to sell. These securities were sold within the terms of a private placement memorandum, exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors". These obligations were acquired at a cost of par and were deemed illiquid for the purposes of the Investment Company Act of 1940. On October 31, 2004, the value of these securities amounted to approximately $10,000,000 representing 1.5% of the net assets of the Fund.

+ For Federal tax purposes, the Fund's aggregate tax cost is equal to book cost.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.


--------------------------------------------------------------------------------
                    SEI Daily Income Trust / Quarterly Report / October 31, 2004

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (Unaudited)


Treasury II Fund
October 31, 2004


----------------------------------------------------------------
                                    Face Amount       Value
Description                        ($ Thousands)  ($ Thousands)
----------------------------------------------------------------
U.S. TREASURY OBLIGATIONS -- 99.6%
  U.S. Treasury Bills (A)
      1.583%, 11/04/04            $ 23,553       $   23,550
      1.778%, 11/26/04             100,000           99,877
      1.552%, 12/09/04              11,415           11,396
      1.811%, 02/10/05               2,330            2,318
  U.S. Treasury Notes
      2.125%, 11/01/04              70,529           70,529
      5.875%, 11/15/04               5,000            5,009
      2.000%, 11/30/04             105,000          105,029
      1.626%, 12/23/04              17,177           17,138
      1.750%, 12/31/04              55,000           55,002
      1.625%, 01/31/05 to 03/31/05  79,000           78,940
      1.500%, 02/28/05               2,000            2,001
                                                 ------------
Total U.S. Treasury Obligations
  (Cost $470,789) ($ Thousands)                     470,789
                                                 ------------

Total Investments -- 99.6%
  (Cost $470,789) + ($ Thousands)                $  470,789
                                                 ============


Percentages are based on Net Assets of $472,546,486.

(A) The rate reported is the effective yield at time of purchase.

+ For Federal tax purposes, the Fund's aggregate tax cost is equal to book cost.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.


--------------------------------------------------------------------------------
                    SEI Daily Income Trust / Quarterly Report / October 31, 2004

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (Unaudited)


Short Duration Government Fund
October 31, 2004


----------------------------------------------------------------
                                    Face Amount       Value
Description                        ($ Thousands)  ($ Thousands)
----------------------------------------------------------------
U.S. GOVERNMENT MORTGAGE-BACKED
OBLIGATIONS -- 46.6%
  FHLMC
      6.580%, 02/01/06            $   447         $     458
      6.500%, 10/01/07                  2                 2
      5.500%, 03/01/16 to 04/01/18  9,438             9,786
  FHLMC (A)
      3.681%, 11/01/04              8,806             9,198
      3.626%, 11/01/04                481               496
      3.625%, 11/01/04                648               663
      3.507%, 11/01/04                399               413
      3.445%, 11/01/04                194               200
      3.270%, 11/01/04                539               552
  FHLMC REMIC, Ser 1034, Cl F
      8.500%, 01/15/06                186               186
  FHLMC REMIC, Ser 2061, Cl TA
      5.250%, 10/15/27              1,239             1,250
  FHLMC REMIC, Ser 2122,
     Cl FD (A)
      2.220%, 11/15/04              1,627             1,632
  FHLMC REMIC, Ser 2481, Cl BC
      5.250%, 08/15/30                432               436
  FHLMC REMIC, Ser 2498, Cl DW
      4.800%, 02/15/29                323               325
  FHLMC REMIC, Ser 2630, Cl KN
      2.500%, 04/15/13              2,500             2,437
  FHLMC REMIC, Ser 2684, Cl GN
      3.250%, 05/15/23              2,500             2,501
  FHLMC REMIC, Ser 2684, Cl PA
      5.000%, 02/15/10              1,103             1,107
  FHLMC REMIC, Ser 2684, Cl QM
      3.500%, 03/15/19              3,800             3,820
  FHLMC REMIC, Ser 2691, Cl OK
      3.500%, 05/15/17              1,950             1,960
  FHLMC REMIC, Ser 2693, Cl QM
      3.500%, 03/15/14              1,027             1,030
  FHLMC REMIC, Ser 2727, Cl PA
      4.125%, 08/15/18              3,215             3,254
  FHLMC REMIC, Ser 2750, Cl NA
      3.500%, 03/15/15              3,800             3,824
  FHLMC REMIC, Ser 2750, Cl OA
      3.500%, 10/15/11              4,000             4,027
  FHLMC REMIC, Ser 2760, Cl LJ
      4.000%, 01/15/33              2,000             2,018
  FHLMC REMIC, Ser 2760, Cl PH
      3.500%, 10/15/21              3,000             3,014
  FHLMC REMIC, Ser 2760, Cl PK
      4.500%, 10/15/21              3,750             3,823
  FHLMC REMIIC, Ser 2617, Cl UN
      4.500%, 08/15/12              4,084             4,158
  FNMA
      6.270%, 11/01/07                886               944
      5.500%, 11/01/16 to 01/01/19  1,282             1,332
      4.500%, 07/01/19                700               703
  FNMA (A)
      3.834%, 11/01/04              3,975             4,139
      3.346%, 11/01/04              3,826             3,948
      3.321%, 11/01/04              2,891             3,021
      3.320%, 11/01/04              1,268             1,299
  FNMA REMIC, Ser 1993-32, Cl H
      6.000%, 03/25/23                261               267
  FNMA REMIC, Ser 1995-13, Cl C
      6.500%, 10/25/08                375               389
  FNMA REMIC, Ser 2001-53, Cl CA
      5.750%, 06/25/31                842               851
----------------------------------------------------------------
                                    Face Amount       Value
Description                        ($ Thousands)  ($ Thousands)
----------------------------------------------------------------
  FNMA REMIC, Ser 2001-8,
     Cl FJ (A)
      2.088%, 11/18/04            $ 3,672         $   3,675
  FNMA REMIC, Ser 2002-20, Cl BH
      6.000%, 12/25/29                110               110
  FNMA REMIC, Ser 2002-3, Cl PG
      5.500%, 02/25/17              2,000             2,083
  FNMA REMIC, Ser 2002-34,
     Cl FE (A)
      2.288%, 11/18/04                816               821
  FNMA REMIC, Ser 2002-53,
     Cl FK (A)
      2.332%, 11/01/04              1,269             1,272
  FNMA REMIC, Ser 2002-63,
     Cl QF (A)
      2.232%, 11/25/04              2,087             2,092
  FNMA REMIC, Ser 2002-71, Cl UA
      4.000%, 07/25/10                165               165
  FNMA REMIC, Ser 2003-57, Cl KL
      3.500%, 03/25/09              1,920             1,930
  FNMA REMIC, Ser 2003-76, Cl CA
      3.750%, 07/25/33              2,758             2,660
  FNMA REMIC, Ser G92-61,
     Cl FA (A)
      2.587%, 11/25/04                556               561
  FNMA REMIC, Ser G93-5, Cl Z
      6.500%, 02/25/23                105               110
  GNMA
      7.500%, 01/15/11 to 02/15/26    942             1,019
      6.500%, 06/15/16 to 09/15/17  3,584             3,823
      6.000%, 06/15/16 to 09/15/19  1,977             2,084
  GNMA REMIC, Ser 2001-53,
     Cl F (A)
      2.260%, 11/20/04                974               977
  GNMA REMIC, Ser 2002-24,
     Cl FA (A)
      2.388%, 11/16/04              1,096             1,103
  GNMA REMIC, Ser 2002-57, Cl AD
      5.000%, 01/20/30                321               323
  GNMA REMIC, Ser 2002-57, Cl AH
      5.000%, 04/20/29                 91                91
  GNMA REMIC, Ser 2003-4, Cl YC
      4.500%, 12/16/32                 27                26
                                                  ------------
Total U.S. Government Mortgage-Backed Obligations
  (Cost $104,488) ($ Thousands)                     104,388
                                                  ------------

U.S. GOVERNMENT AGENCY OBLIGATIONS -- 31.8%
  FHLB
      3.375%, 09/14/07              5,300             5,352
      2.125%, 05/15/06              5,500             5,458
  FHLMC
      5.250%, 01/15/06             10,500            10,839
      3.500%, 09/15/07              5,400             5,471
  FNMA
      7.125%, 02/15/05             14,000            14,202
      6.000%, 12/15/05              9,000             9,354
      3.000%, 08/15/07              5,300             5,297
      2.500%, 06/15/06              5,000             4,988
  Private Export Funding
      5.340%, 03/15/06             10,000            10,368
                                                  ------------
Total U.S. Government Agency Obligations
  (Cost $71,152) ($ Thousands)                       71,329
                                                  ------------


--------------------------------------------------------------------------------
                    SEI Daily Income Trust / Quarterly Report / October 31, 2004

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (Unaudited)


Short Duration Government Fund (Concluded)
October 31, 2004


----------------------------------------------------------------
                                    Face Amount       Value
Description                        ($ Thousands)  ($ Thousands)
----------------------------------------------------------------
U.S. TREASURY OBLIGATIONS -- 19.3%
  U.S. Treasury Notes
      3.375%, 01/15/07            $ 2,990         $   3,204
      3.000%, 11/15/07             33,000            33,170
      1.500%, 02/28/05              7,000             6,989
                                                  ------------
Total U.S. Treasury Obligations
  (Cost $43,217) ($ Thousands)                       43,363
                                                  ------------

REPURCHASE AGREEMENT (B) -- 1.6%
  UBS Paine Webber, 1.860%, dated
    10/29/04 matures on 11/01/04,
    repurchase price $3,600,558
    (collateralized by U.S.
    Government obligations, par
    value $3,160,000, 6.875%,
    9/15/10, total market value
    $3,649,800)                     3,600             3,600
                                                  ------------
Total Repurchase Agreement
 (Cost $3,600) ($ Thousands)                          3,600
                                                  ------------

Total Investments -- 99.3%
  (Cost $222,457) ($ Thousands)                   $ 222,680
                                                  ============
PERCENTAGES ARE BASED ON NET ASSETS OF $224,296,339

(A) Floating Rate Instrument. The rate reflected on the Schedule of Investments is the rate in effect on October 31, 2004. The date shown is the earlier of the reset date or the demand date.
(B) Tri-Party Repurchase Agreement
Cl -- Class
FHLB -- Federal Home Loan Bank
FHLMC -- Federal Home Loan Mortgage Corporation
FNMA -- Federal National Mortgage Association
GNMA -- Government National Mortgage Association
REMIC -- Real Estate Mortgage Investment Conduit
Ser -- Series

At October 31, 2004, the tax basis cost of the Fund's investments was $222,457,005 and the unrealized appreciation and depreciation were $835,874 and ($613,241), respectively.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.


--------------------------------------------------------------------------------
                    SEI Daily Income Trust / Quarterly Report / October 31, 2004

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (Unaudited)


Intermediate-Duration Government Fund
October 31, 2004


----------------------------------------------------------------
                                    Face Amount       Value
Description                        ($ Thousands)  ($ Thousands)
----------------------------------------------------------------
U.S. TREASURY OBLIGATIONS -- 44.2%
  U.S. Treasury Bonds
      12.000%, 08/15/13        $     7,500       $       9,872
      10.375%, 11/15/12              9,300              11,300
  U.S. Treasury Notes
      6.500%, 02/15/10               7,000               8,054
      5.000%, 02/15/11               1,000               1,080
      4.250%, 08/15/13               2,000               2,044
      3.500%, 11/15/06               9,500               9,675
      3.000%, 11/15/07               7,700               7,740
                                                  ------------
Total U.S. Treasury Obligations
  (Cost $49,428) ($ Thousands)                          49,765
                                                  ------------

U.S. GOVERNMENT MORTGAGE-BACKED
OBLIGATIONS -- 28.3%
  FHLMC
      8.250%, 12/01/07 to 12/01/09      66                  68
      6.500%, 09/01/10                 159                 168
  FHLMC REMIC, Ser 1033, Cl G
      8.000%, 01/15/06                  13                  13
  FHLMC REMIC, Ser 1599, Cl C
      6.100%, 10/15/23               1,177               1,226
  FHLMC REMIC, Ser 165, Cl K
      6.500%, 09/15/21                  51                  51
  FHLMC REMIC, Ser 2760, Cl PH
      3.500%, 10/15/21               1,300               1,306
  FNMA
      9.500%, 05/01/18                  90                 102
      8.000%, 05/01/08 to 06/01/08      74                  78
      7.500%, 03/01/07                  23                  23
      7.040%, 03/01/07                 215                 229
      6.976%, 06/01/07                  13                  14
      6.950%, 10/01/06               1,574               1,654
      6.942%, 08/01/07                 620                 664
      6.837%, 10/01/07                  45                  48
      6.620%, 01/01/08                 198                 213
      6.500%, 09/01/28 to 03/01/33   2,441               2,572
      6.460%, 06/01/09                 564                 619
      6.265%, 06/01/08                 230                 248
      6.083%, 12/01/11                 972               1,068
      6.000%, 03/01/14 to 09/01/18   3,234               3,395
      5.915%, 02/01/12                 962               1,049
      5.609%, 12/01/11               1,933               2,095
      5.500%, 01/01/17 to 10/01/18   1,195               1,240
      4.500%, 10/01/18 to 12/01/18   4,570               4,596
  FNMA TBA
      5.000%, 11/15/34               7,000               6,974
  GNMA
      8.750%, 05/20/17 to 11/20/17      80                  89
      8.500%, 05/20/16 to 02/20/18     209                 229
      8.250%, 04/15/06 to 07/15/08      89                  97
      6.000%, 04/15/09 to 09/15/24   1,625               1,701
                                                  ------------
Total U.S. Government Mortgage-Backed Obligations
  (Cost $31,613) ($ Thousands)                          31,829
                                                  ------------

U.S. GOVERNMENT AGENCY OBLIGATIONS -- 26.5%
  FHLB
      5.250%, 06/18/14               3,500               3,729
  FHLMC
      5.250%, 01/15/06               1,000               1,032
      4.875%, 03/15/07 to 11/15/13  11,500              11,975
      3.625%, 09/15/08              12,000              12,130
----------------------------------------------------------------
                                    Face Amount       Value
Description                        ($ Thousands)  ($ Thousands)
----------------------------------------------------------------
  Private Export Funding
      6.620%, 10/01/05         $       500       $         519
      5.530%, 04/30/06                 500                 521
                                                  ------------
Total U.S. Government Agency Obligations
  (Cost $29,362) ($ Thousands)                          29,906
                                                  ------------

REPURCHASE AGREEMENT (A) -- 6.1%
  UBS Paine Webber, 1.860%, dated
    10/29/04 matures on 11/01/04,
    repurchase price $6,901,070
    (collateralized by U.S.
    Government Obligations,
    ranging in par value $31,094
    - $961,727, 4.000%-7.000%,
    06/01/19-07/01/34, total
    market value $7,011,371)         6,900               6,900
                                                  ------------
Total Repurchase Agreement
  (Cost $6,900) ($ Thousands)                            6,900
                                                  ------------

Total Investments -- 105.1%
  (Cost $117,303) ($ Thousands)                  $     118,400
                                                  ============

PECENTAGES ARE BASED ON NET ASSETS OF $112,625,582.

(A) Tri-Party Repurchase Agreement
Cl -- Class
FHLB -- Federal Home Loan Bank
FHLMC -- Federal Home Loan Mortgage Corporation
FNMA -- Federal National Mortgage Association
GNMA -- Government National Mortgage Association
REMIC -- Real Estate Mortgage Investment Conduit
Ser -- Series
TBA -- To Be Announced

At October 31, 2004, the tax basis cost of the Fund's investments was $117,302,391 and the unrealized appreciation and depreciation were $1,306,579 and ($209,200), respectively.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.


--------------------------------------------------------------------------------
SEI Daily Income Trust / Quarterly Report / October 31, 2004

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (Unaudited)


GNMA Fund
October 31, 2004


----------------------------------------------------------------
                                    Face Amount       Value
Description                        ($ Thousands)  ($ Thousands)
----------------------------------------------------------------
U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS -- 94.3%
  FNMA
      5.930%, 12/01/08            $       653     $      701
      5.890%, 10/01/11                  1,356          1,482
      5.780%, 11/01/11                  1,230          1,338
      5.735%, 01/01/09                  1,385          1,481
      5.420%, 11/01/08                  1,249          1,318
      4.667%, 04/01/13                  7,986          8,144
  FNMA REMIC,  Ser 2002-42, Cl C
      6.000%, 07/25/17                  1,500          1,607
  FNMA REMIC, Ser 1992-105, Cl B
      7.000%, 06/25/22                    289            306
  GNMA
      12.500%, 12/15/10 to 07/15/15         2              3
      11.500%, 02/15/13                     4              5
      10.000%, 09/15/15 to 07/15/20        58             65
      9.500%, 06/15/09 to 11/15/20        780            864
      9.000%, 12/15/17 to 05/15/22        507            574
      8.500%, 08/15/08 to 06/15/17        186            210
      8.000%, 04/15/17 to 03/15/32      2,898          3,167
      7.750%, 10/15/26                     85             93
      7.500%, 04/15/17 to 04/15/32     10,868         11,747
      7.250%, 01/15/28                    478            512
      7.000%, 04/15/19 to 08/15/29     20,453         21,888
      6.750%, 11/15/27                    220            234
      6.500%, 11/15/07 to 03/15/32     29,690         31,574
      6.000%, 11/15/08 to 08/15/34     43,040         45,122
      5.500%, 04/15/33 to 06/15/34     10,426         10,686
      5.000%, 07/15/18 to 05/15/34     20,155         20,274
  GNMA TBA
      6.500%, 11/01/33                  2,665          2,816
                                                  ------------
Total U.S. Government Mortgage-Backed Obligations
  (Cost $162,193) ($ Thousands)                      166,211
                                                  ------------

U.S. TREASURY OBLIGATIONS -- 3.4%
  U.S. Treasury Bonds
      6.125%, 08/15/29                  5,000          5,904
                                                  ------------
Total U.S. Treasury Obligations
  (Cost $5,442) ($ Thousands)                          5,904
                                                  ------------

REPURCHASE AGREEMENT (A) -- 3.6%
  UBS Paine Webber, 1.860%, dated
    10/29/04 matures on 11/01/04,
    repurchase price $6,300,977
    (collateralized by U.S.
    Government Obligations,
    ranging in par value $43,394
    - $978,538, 4.500%-6.000%,
    05/01/19-06/01/34, total
    market value $6,400,750)            6,300          6,300
                                                  ------------
Total Repurchase Agreement
  (Cost $6,300) ($ Thousands)                          6,300
                                                  ------------
Total Investments -- 101.3%
  (Cost $173,935) ($ Thousands)                   $  178,415
                                                  ============
PERCENTAGES ARE BASED ON NET ASSETS OF $176,200,503.


(A) Tri-Party Repurchase Agreement
Cl -- Class
FNMA -- Federal National Mortgage Association
GNMA -- Government National Mortgage Association
REMIC -- Real Estate Mortgage Investment Conduit
Ser -- Series
TBA -- To Be Announced

At October 31, 2004, the tax basis cost of the Fund's investments was $173,935,176 and the unrealized appreciation and depreciation were $4,495,299 and ($15,850), respectively.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.


--------------------------------------------------------------------------------
                    SEI Daily Income Trust / Quarterly Report / October 31, 2004

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (Unaudited)


Corporate Daily Income Fund
October 31, 2004


----------------------------------------------------------------
                                    Face Amount       Value
Description                        ($ Thousands)  ($ Thousands)
----------------------------------------------------------------
ASSET BACKED SECURITIES -- 49.3%
AUTOMOTIVE -- 23.7%
  Aesop Funding II LLC, Ser
    1998-1, Cl A (C)
    6.140%, 05/20/06                   $1,750         $  1,774
  Aesop Funding II LLC, Ser
    2002-1A, Cl A1 (C)
    3.850%, 10/20/06                    1,000            1,011
  Aesop Funding II LLC, Ser
    2003-4A, Cl A1 (B) (C)
    2.140%, 11/20/04                    1,685            1,686
  Aesop Funding II LLC, Ser
    2003-5A, Cl A1 (C)
    2.780%, 12/20/07                    1,000            997
  Americredit Automobile
    Receivables Trust, Ser
    2004-BM, Cl A2
    1.450%, 09/06/07                    1,025            1,020
  Americredit Automobile
    Receivables Trust, Ser
    2004-CA, Cl A3
    3.000%, 03/06/09                      975              977
  Americredit Automobile
    Receivables Trust, Ser
    2004-DF, Cl A3
    2.980%, 07/06/09                      640              640
  Associates Automobile
    Receivables Trust, Ser
    2000-2, Cl A5
    6.990%, 07/15/08                    1,099            1,111
  BMW Vehicle Owner Trust, Ser
    2003-A, Cl A3
    1.940%, 02/25/07                      929              927
  Bank One Auto Securitization
    Trust, Ser 2003-1, Cl A2
    1.290%, 08/21/06                      715              713
  Bank One Auto Securitization
    Trust, Ser 2003-1, Cl A3
    1.820%, 09/20/07                      975              967
  Capital Auto Receivables Asset
    Trust, Ser 2002-4, Cl A4
    2.640%, 03/17/08                    1,495            1,495
  Capital Auto Receivables Asset
    Trust, Ser 2003-1, Cl A1B (B)
    1.920%, 11/15/04                        3                3
  Capital Auto Receivables Asset
    Trust, Ser 2003-3, Cl A1A
    1.770%, 01/16/06                      665              664
  Capital Auto Receivables Asset
    Trust, Ser 2004-1, Cl A2
    1.400%, 05/15/06                      935              932
  Capital Auto Receivables Asset
    Trust, Ser 2004-1, Cl A3
    2.000%, 11/15/07                      925              916
  Capital One Auto Finance Trust,
    Ser 2001, Cl A4
    5.400%, 05/15/08                      763              775
  Capital One Auto Finance Trust,
    Ser 2003-2, Cl A2
    1.430%, 03/15/06                      571              570
  Capital One Auto Finance Trust,
    Ser 2003-A, Cl A2
    1.400%, 03/15/06                       48               48
  Capital One Auto Finance Trust,
    Ser 2003-B, Cl A2
    1.640%, 05/15/06                      820              819
  Capital One Auto Finance Trust,
    Ser 2003-B, Cl A3 (B)
    1.980%, 11/15/04                      565              566
----------------------------------------------------------------
                                    Face Amount       Value
Description                        ($ Thousands)  ($ Thousands)
----------------------------------------------------------------
  Capital One Prime Auto
    Receivable Trust, Ser 2003-1,
    Cl A3
    1.970%, 04/15/07              $     1,111         $  1,109
  Capital One Prime Auto
    Receivable Trust, Ser 2004-1,
    Cl A2
    1.470%, 06/15/06                      487              486
  Capital One Prime Auto
    Receivable Trust, Ser 2004-1,
    Cl A4 (B)
    1.940%, 01/15/05                    1,250            1,251
  Capital One Prime Auto
    Receivable Trust, Ser 2004-2,
    Cl A2
    2.430%, 02/15/07                    1,240            1,240
  Carmax Auto Owner Trust, Ser
    2002-1, Cl A3
    3.590%, 06/15/06                      235              236
  Carmax Auto Owner Trust, Ser
    2002-2, Cl A3
    2.670%, 08/15/06                      549              550
  Carmax Auto Owner Trust, Ser
    2003-1, Cl A2
    1.230%, 10/15/05                       87               87
  Carmax Auto Owner Trust, Ser
    2003-1, Cl A3
    1.610%, 02/15/07                    1,000              995
  Carmax Auto Owner Trust, Ser
    2003-2, Cl A2
    1.680%, 08/15/06                    1,437            1,435
  Carmax Auto Owner Trust, Ser
    2004-1, Cl A2
    1.870%, 12/15/06                    1,045            1,042
  Chase Manhattan Auto Owner
    Trust, Ser 2002-B, Cl A3
    3.580%, 05/15/06                      160              160
  Chase Manhattan Auto Owner
    Trust, Ser 2003-A, Cl A2
    1.260%, 01/16/06                      123              123
  Chase Manhattan Auto Owner
    Trust, Ser 2003-A, Cl A3
    1.520%, 05/15/07                      700              696
  Chase Manhattan Auto Owner
    Trust, Ser 2003-C, Cl A2
    1.600%, 09/15/06                      758              757
  Chase Manhattan Auto Owner
    Trust, Ser 2003-C, Cl A3
    2.260%, 11/15/07                      945              941
  Chesapeake Funding Trust, Ser
    2004-1A, Cl A2 (B) (C)
    2.000%, 11/07/04                      400              400
  DaimlerChrysler Auto Trust, Ser
    2002-A, Cl A (B)
    1.930%, 11/15/04                    1,000            1,000
  DaimlerChrysler Auto Trust, Ser
    2002-A, Cl A3
    3.850%, 04/06/06                      327              327
  DaimlerChrysler Auto Trust, Ser
    2002-B, Cl A3
    2.930%, 06/06/06                      501              502
  DaimlerChrysler Auto Trust, Ser
    2003-B, Cl A2
    1.610%, 07/10/06                      968              967
  DaimlerChrysler Auto Trust, Ser
    2004-B, Cl A2
    2.480%, 02/08/07                      910              910
  DaimlerChrysler Auto Trust, Ser
    2004-B, Cl A3
    3.180%, 09/08/08                    1,000            1,006

--------------------------------------------------------------------------------
                    SEI Daily Income Trust / Quarterly Report / October 31, 2004

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (Unaudited)


Corporate Daily Income Fund (Continued)
October 31, 2004


----------------------------------------------------------------
                                    Face Amount       Value
Description                        ($ Thousands)  ($ Thousands)
----------------------------------------------------------------
  Ford Credit Auto Owner Trust,
    Ser 2002-D, Cl A3A
    2.680%, 02/15/06              $       451           $  451
  Ford Credit Auto Owner Trust,
    Ser 2003-A, Cl A2B (B)
    1.920%, 11/15/04                       11               11
  Ford Credit Auto Owner Trust,
    Ser 2004-A, Cl A2
    2.130%, 10/15/06                    1,480            1,477
  Harley-Davidson Motorcycle
    Trust, Ser 2003-2, Cl A1
    1.340%, 01/15/08                      160              160
  Harley-Davidson Motorcycle
    Trust, Ser 2004-1, Cl A1
    1.400%, 10/15/08                      675              671
  Hertz Vehicle Financing, Ser
    2004-1A, Cl A2 (C)
    2.380%, 05/25/08                    1,750            1,717
  Honda Auto Receivables Owner
    Trust, Ser 2001-3, Cl A4
    3.960%, 02/19/07                      827              828
  Honda Auto Receivables Owner
    Trust, Ser 2002-2, Cl A3
    3.830%, 02/15/06                      115              115
  Honda Auto Receivables Owner
    Trust, Ser 2002-3, Cl A3
    3.000%, 05/18/06                      561              563
  Honda Auto Receivables Owner
    Trust, Ser 2003-1, Cl A3
    1.920%, 11/20/06                    1,109            1,107
  Honda Auto Receivables Owner
    Trust, Ser 2003-2, Cl A2
    1.340%, 12/21/05                      260              260
  Honda Auto Receivables Owner
    Trust, Ser 2003-2, Cl A3
    1.690%, 02/21/07                      550              547
  Honda Auto Receivables Owner
    Trust, Ser 2004-1, Cl A2
    1.680%, 11/21/06                    1,785            1,778
  Honda Auto Receivables Owners
    Trust, Ser 2003-5, Cl A3
    2.300%, 10/18/07                      785              782
  Household Automotive Trust, Ser
    2004-14, Cl A2
    2.520%, 12/17/07                    1,000              998
  Household Automotive Trust, Ser
    2002-2, Cl A (B)
    2.210%, 11/20/04                      630              630
  Household Automotive Trust, Ser
    2003-1, Cl A3
    1.730%, 12/17/07                    2,750            2,736
  Household Automotive Trust, Ser
    2003-2, Cl A2
    1.560%, 12/18/06                      615              614
  Hyundai Auto Receivable Trust,
    Ser 2003-A, Cl A2
    1.560%, 09/15/06                      829              827
  Hyundai Auto Receivables Trust,
    Ser 2003-A, Cl A3
    2.330%, 11/15/07                    1,100            1,095
  Hyundai Auto Receivables Trust,
    Ser 2004-A, Cl A2
    2.360%, 09/15/07                      965              964
  Morgan Stanley Auto Loan Trust,
    Ser 2004-HB1, Cl A2
    1.920%, 10/15/06                      905              902

----------------------------------------------------------------
                                    Face Amount       Value
Description                        ($ Thousands)  ($ Thousands)
----------------------------------------------------------------
  Morgan Stanley Auto Loan Trust,
    Ser 2004-HB2, Cl A2
    2.400%, 07/16/07              $     2,000         $  1,983
  Navistar Financial Corporate
    Owner Trust, Ser 2001-A, Cl
    A4
    5.420%, 05/15/08                    1,612            1,614
  Navistar Financial Corporate
    Owner Trust, Ser 2002-A, Cl
    A3
    4.090%, 07/17/06                       15               15
  Navistar Financial Corporate
    Owner Trust, Ser 2003-B, Cl
    A2
    1.690%, 09/15/06                      769              767
  Nissan Auto Receivables Owner
    Trust, Ser 2003-A, Cl A3
    1.890%, 12/15/06                      983              981
  Nissan Auto Receivables Owner
    Trust, Ser 2003-B, Cl A
    1.510%, 08/15/07                    1,552            1,543
  Onyx Acceptance Auto Trust, Ser
    2003-A, Cl A3
    2.230%, 02/15/07                      749              749
  Onyx Acceptance Auto Trust, Ser
    2003-B, Cl A3
    1.770%, 05/15/07                    1,480            1,475
  Onyx Acceptance Auto Trust, Ser
    2003-C, Cl A3
    1.870%, 08/15/07                    1,500            1,494
  Onyx Acceptance Auto Trust, Ser
    2004-A, Cl A2
    1.520%, 11/15/06                      647              646
  Onyx Acceptance Auto Trust, Ser
    2004-B, Cl A2
    2.220%, 12/15/06                    1,500            1,498
  Toyota Auto Receivables Owner
    Trust, Ser 2002-C, Cl A3
    2.650%, 11/15/06                      341              341
  Toyota Auto Receivables Owner
    Trust, Ser 2003-B, Cl A2
    1.430%, 02/15/06                      252              252
  USAA Auto Owner Trust, Ser
    2001-1, Cl A4
    5.080%, 03/15/06                       62               62
  USAA Auto Owner Trust, Ser
    2003-01, Cl A2
    1.220%, 04/17/06                      189              189
  USAA Auto Owner Trust, Ser
    2003-1, Cl A3
    1.580%, 06/15/07                      250              249
  USAA Auto Owner Trust, Ser
    2004-1, Cl A2
    1.430%, 09/15/06                    2,000            1,994
  USAA Auto Owner Trust, Ser
    2004-2, Cl A2
    2.410%, 02/15/07                      975              975
  WFS Financial Owner Trust, Ser
    2002-1, Cl A3A
    4.150%, 12/20/06                      224              224
  WFS Financial Owner Trust, Ser
    2002-2, Cl A3
    3.810%, 02/20/07                      469              470
  WFS Financial Owner Trust, Ser
    2002-3, Cl A3
    2.760%, 02/20/07                      382              383
  WFS Financial Owner Trust, Ser
    2002-4, Cl A3A
    2.390%, 08/20/07                      898              898

--------------------------------------------------------------------------------
                    SEI Daily Income Trust / Quarterly Report / October 31, 2004

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (Unaudited)


Corporate Daily Income Fund (Continued)
October 31, 2004


----------------------------------------------------------------
                                    Face Amount       Value
Description                        ($ Thousands)  ($ Thousands)
----------------------------------------------------------------
  WFS Financial Owner Trust, Ser
    2003-1, Cl A3
    2.030%, 08/20/07              $       764           $  763
  WFS Financial Owner Trust, Ser
    2003-2, Cl A3
    1.760%, 01/21/08                      934              930
  WFS Financial Owner Trust, Ser
    2004-1, Cl A3
    2.190%, 06/20/08                    1,170            1,162
  Whole Auto Loan Trust, Ser
    2002-1, Cl A3
    2.600%, 08/15/06                      716              717
  Whole Auto Loan Trust, Ser
    2003-1, Cl A2A
    1.400%, 04/15/06                      625              624
  Whole Auto Loan Trust, Ser
    2004-A, Cl A2A
    2.590%, 05/15/07                      600              600
  World Omni Auto Receivables
    Trust, Ser 2003-A, Cl A3
    1.980%, 05/15/07                      912              910
  World Omni Auto Receivables
    Trust, Ser 2003-B, Cl A2
    1.540%, 08/15/06                    1,390            1,387
                                                  ------------
                                                        79,959
                                                  ------------
CREDIT CARD -- 10.3%
  American Express Credit Account
    Master Trust, Ser 2003-4, Cl A
    1.690%, 01/15/09                      695              683
  American Express Credit Account
    Master Trust, Ser 2004-C,
     Cl C (B) (C)
    2.370%, 11/15/04                      755              755
  American Express Master Trust,
    Ser 2002-2, Cl A (B)
    1.920%, 11/15/04                    2,234            2,235
  Bank One Issuance Trust, Ser
    2002-A2, Cl A2
    4.160%, 01/15/08                    1,500            1,514
  Bank One Issuance Trust, Ser
    2003-A2, Cl A2 (B)
    1.920%, 11/15/04                    1,500            1,501
  Bank One Issuance Trust, Ser
    2003-B2, Cl B2 (B)
    2.100%, 11/15/04                    1,750            1,752
  Bank One Issuance Trust, Ser
    2004-B1, Cl B1 (B)
    2.190%, 11/01/04                    1,250            1,254
  Capital One Master Trust, Ser
    2001-2, Cl A (B)
    2.010%, 11/15/04                    1,750            1,753
  Capital One Multi-Asset
    Execution Trust, Ser 2003-A1,
    Cl A1 (B)
    2.260%, 11/15/04                    1,465            1,472
  Capital One Multi-Asset
    Execution Trust, Ser 2003-B1,
    Cl B1 (B)
    3.040%, 11/15/04                    1,250            1,267
  Capital One Multi-Asset
    Executive Trust, Ser 2004, Cl 1
    3.400%, 11/16/09                      570              568
  Capital One Multi-Asset
    Executive Trust, Ser 2004-A6,
    Cl A6 (B)
    1.920%, 12/15/04                    1,500            1,500

----------------------------------------------------------------
                                    Face Amount       Value
Description                        ($ Thousands)  ($ Thousands)
----------------------------------------------------------------
  Chase Credit Card Master Trust,
    Ser 2002-4, Cl A (B)
    1.920%, 11/15/04              $     1,500         $  1,500
  Chase Credit Card Master Trust,
    Ser 2004-2, Cl A (B)
    1.910%, 11/15/04                    1,485            1,485
  Chemical Master Credit Card
    Trust, Ser 1996-2, Cl A
    5.980%, 09/15/08                    1,000            1,036
  Citibank Credit Card Issuance
    Trust, Ser 2001-A8, Cl A8
    4.100%, 12/07/06                    1,000            1,002
  Citibank Credit Card Issuance
    Trust, Ser 2002-A9, Cl A9 (B)
    1.920%, 12/15/04                    1,300            1,300
  Citibank Credit Card Issuance
    Trust, Ser 2003-A2, Cl A2
    2.700%, 01/15/08                    1,560            1,561
  Citibank Credit Card Issuance
    Trust, Ser 2003-A5, Cl A5
    2.500%, 04/07/08                    1,350            1,346
  First USA Credit Card Master
    Trust, Ser 1999-2, Cl A (B)
    2.080%, 11/19/04                    1,000            1,002
  GE Capital Credit Card Master
    Trust, Ser 2004-1, Cl A (B)
    1.920%, 11/15/04                    1,785            1,785
  GE Capital Credit Card Master
     Trust, Ser 2004-2, Cl B (B)
    2.000%, 11/15/04                    2,000            2,000
  Household Affinity Credit Card
    Trust, Ser 2003-1, Cl B (B)
    2.420%, 11/15/04                    1,000            1,013
  MBNA Credit Card Master Note
    Trust, Ser 2001-B1, Cl B1 (B)
    2.245%, 11/15/04                    1,125            1,128
  MBNA Credit Card Master Note
    Trust, Ser 2002-A6, Cl A6
    3.900%, 11/15/07                    2,000            2,018
  MBNA Credit Card Master Note
    Trust, Ser 2002-B1, Cl B1
    5.150%, 07/15/09                      500              520
                                                  ------------
                                                        34,950
                                                  ------------
MISCELLANEOUS BUSINESS SERVICES -- 6.8%
  AICCO Premium Finance Master
    Trust, Ser 2004-1, Cl A (B)
    2.050%, 11/15/04                      671              671
  CNH Equipment Trust, Ser
    2001-A, Cl A4
    5.380%, 08/15/07                      314              315
  CNH Equipment Trust, Ser
    2003-B, Cl A3A (B)
    2.010%, 11/15/04                      825              826
  CNH Equipment Trust, Ser
    2004-A, Cl A3b
    2.940%, 10/15/08                    1,600            1,599
  CapitalSource Commercial Loan
    Trust, Ser 2004-1A, Cl A2 (B)
    (C)
    2.240%, 11/20/04                      945              945
  CapitalSource Commercial Loan
    Trust, Ser 2004-2A, Cl C (B)
    (C)
    2.760%, 11/22/04                    1,441            1,441
  Connecticut RRB Special Purpose
    Trust, Ser 2001-1, Cl A2
    5.360%, 03/30/07                      338              341

--------------------------------------------------------------------------------
                    SEI Daily Income Trust / Quarterly Report / October 31, 2004

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (Unaudited)


Corporate Daily Income Fund (Continued)
October 31, 2004


----------------------------------------------------------------
                                    Face Amount       Value
Description                        ($ Thousands)  ($ Thousands)
----------------------------------------------------------------
  DaimlerChrysler Master Owner
    Trust, Ser 2003-A, Cl A (B)
    1.920%, 11/15/04             $      1,075   $        1,076
  Ford Credit Floorplan Master
    Owner Trust, Ser 2004-1, Cl A
    (B)
    1.929%, 11/15/04                    1,250            1,251
  John Deere Owner Trust, Ser
    2003-A, Cl A2
    1.310%, 01/15/06                      454              454
  John Deere Owner Trust, Ser
    2004-A, Cl A2
    1.680%, 11/15/06                    1,740            1,733
  Navistar Financial Dealer Owner
    Trust, Ser 2003-A, Cl A2 (B)
    2.233%, 11/25/04                    2,000            2,001
  Navistar Financial Dealer Owner
    Trust, Ser 2003-A, Cl A3
    1.730%, 02/15/07                      975              970
  Navistar Financial Dealer Owner
    Trust, Ser 2004-1, Cl A (B)
    2.133%, 11/10/04                      650              650
  NelNet Student Loan Trust, Ser
    2004-3, Cl A2 (B)
    1.951%, 01/24/05                      635              634
  NelNet Student Loan
    Corporation, Ser 2004-1, Cl
    A2 (B) (C)
    1.860%, 11/26/04                    2,230            2,230
  NelNet Student Loan
    Corporation, Ser 2004-2A, Cl
    A1 (B)
    1.750%, 11/25/04                      730              730
  NelNet Student Loan Trust, Ser
    2004-4, Cl A2
    1.950%, 04/25/16                    1,000              999
  PSE&G Transition Funding LLC,
    Ser 2001-1, Cl A2
    5.740%, 03/15/07                      254              257
  Providian Gateway Master Trust,
    Ser 2004-AA, Cl A (B) (C)
    2.100%, 11/15/04                    1,970            1,974
  Providian Gateway Master Trust,
    Ser 2004-BA, Cl A (B) (C)
    2.060%, 11/15/04                    1,750            1,750
                                                  ------------
                                                        22,847
                                                  ------------
MORTGAGE RELATED -- 8.5%
  Advanta Mortgage Trust Loan,
    Ser 1999-4, Cl A (B)
    2.308%, 11/26/04                      330              330
  Asset Securitization
    Corporation, Ser 1997-D5, Cl
    A1B
    6.660%, 02/14/43                      645              672
  Bear Stearns Commercial
    Mortgage, Ser 1998-C1, Cl A1
    6.340%, 06/16/30                      706              740
  Bear Stearns Commercial
    Mortgage, Ser 2004-BBA3, Cl
    A1B (B) (C)
    2.100%, 11/15/04                    1,750            1,749
  CS First Boston Mortgage
    Securities Corporation, Ser
    1997-C2, Cl A2
    6.520%, 01/17/35                      661              671
  Centex Home Equity Trust, Ser
    2004-A, Cl AF1
    2.030%, 06/25/19                      598              596

----------------------------------------------------------------
                                    Face Amount       Value
Description                        ($ Thousands)  ($ Thousands)
----------------------------------------------------------------
  Chase Funding Mortgage Loan,
    Ser 2004-2, Cl 1A1 (B)
    2.083%, 11/25/04              $     1,748         $  1,748
  CitiFinancial Mortgage Securities,
      Ser 2004-1, Cl AF1 (B)
    2.023%, 11/26/04                      722              722
  Citigroup Mortgage Loan Trust,
    Ser 2004-HYB3, Cl 1A
    4.100%, 09/25/34                    4,000            4,030
  Countrywide Asset-Backed
    Certificates, Ser 2003-5, Cl
    AF2
    3.042%, 04/25/25                      780              780
  Countrywide Asset-Backed
    Certificates, Ser 2004-7, Cl
    AF1 (B)
    2.133%, 11/26/04                    1,711            1,711
  Fremont Home Loan Owner Trust,
    Ser 1999-1 (B)
    2.233%, 11/26/04                       29               29
  GMAC Commercial Mortgage
    Securities Incorporated, Ser
    1999-CTL1, Cl A (C)
    7.151%, 12/15/16                    1,420            1,500
  GMAC Mortgage Corporation Loan,
    Ser 2004-HE1, Cl A1
    2.013%, 06/25/34                    1,890            1,890
  JP Morgan Chase Commercial
    Mortgage Securities, Ser
    2004-FL1A, Cl A1 (B) (C)
    2.059%, 11/16/04                    1,796            1,796
  Mellon Bank Premium Finance
    Loan Trust, Ser 2004-1, Cl A
    (B)
    2.040%, 12/15/04                      810              810
  Morgan Stanley Dean Witter
    Capital I, Ser 2000-PRIN, Cl A1
    7.070%, 02/23/34                       89               92
  New Century Home Equity Loan
    Trust, Ser 2004-2, Cl A3 (B)
    2.183%, 11/25/04                    1,687            1,687
  Nomura Asset Securities
    Corporation, Ser 1998-D6, Cl
    A1A
    6.280%, 03/15/30                      597              624
  Option One Mortgage Loan Trust,
    Ser 2003-3, Cl A2 (B)
    2.233%, 11/25/04                      841              843
  Residential Asset Securities
    Corporation, Ser 2000-KS5, Cl
    AII (B)
    2.173%, 11/25/04                      141              141
  Residential Asset Securities
    Corporation, Ser 2001-KS4, Cl
    AIB (B)
    2.253%, 11/25/04                      460              461
  Residential Asset Securities
    Corporation, Ser 2004-KS1, Cl
    AI2
    2.463%, 11/25/25                      870              861
  Residential Asset Securities
    Corporation, Ser 2004-KS3, Cl
    AI1 (B)
    2.023%, 11/25/04                      582              582
  Residential Asset Securities
    Corporation, Ser 2004-kS1,
     Cl AI1 (B)
    2.083%, 11/25/04                      595              596

--------------------------------------------------------------------------------
                    SEI Daily Income Trust / Quarterly Report / October 31, 2004

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (Unaudited)


Corporate Daily Income Fund (Continued)
October 31, 2004


----------------------------------------------------------------
                                    Face Amount       Value
Description                        ($ Thousands)  ($ Thousands)
----------------------------------------------------------------
  Residential Asset Securities
    Corporation, Ser 3-KS8, Cl
    AI1
    2.610%, 06/25/24              $     1,250         $  1,244
  Residential Asset Securities
     Corporation, Ser 3-KS8, Cl AI1 (B)
    2.053%, 11/25/04                      616              616
  Sequoia Mortgage Trust, Ser
    2004-10, Cl A2 (B)
    2.279%, 11/19/04                    1,170            1,170
                                                  ------------
                                                        28,691
                                                  ------------
Total Asset Backed Securities
  (Cost $166,868) ($ Thousands)                        166,447
                                                  ------------

CORPORATE BONDS -- 25.8%
AEROSPACE & DEFENSE -- 0.4%
  General Dynamics Corporation
    2.125%, 05/15/06                    1,265            1,254
                                                  ------------
AIR TRANSPORTATION -- 0.7%
  American Airlines Incorporated
    (B)
    2.550%, 12/23/04                    1,151            1,156
  Fedex Corporation (B)
    2.286%, 01/01/05                    1,100            1,100
                                                  ------------
                                                         2,256
                                                  ------------
AUTO FINANCE -- 0.4%
  Ford Motor Credit Company (B)
    2.790%, 12/25/04                    1,250            1,239
                                                  ------------
BANK HOLDING COMPANY -- 0.5%
  Wells Fargo Company (B)
    2.030%, 12/28/04                    1,680            1,678
                                                  ------------
BANKS -- 1.7%
  SunTrust Bank, Ser CD (B)
    1.780%, 11/17/04                    1,390            1,390
  Wachovia Corporation (B)
    2.170%, 01/22/05                    1,500            1,499
  World Savings Bank (B)
    1.880%, 12/15/04                    1,200            1,200
  World Savings Bank (B)
    1.850%, 12/01/04                    1,750            1,750
                                                  ------------
                                                         5,839
                                                  ------------
BROADCASTING, NEWSPAPERS & ADVERTISING -- 1.0%
  Clear Channel Communications
    Incorporated
    6.000%, 11/01/06                    1,000            1,050
  Sprint Capital Corporation (D)
    4.780%, 08/17/06                    1,000            1,028
  Univision Communications
    Incorporated
    2.875%, 10/15/06                    1,500            1,486
                                                  ------------
                                                         3,564
                                                  ------------
COMPUTERS & SERVICES -- 0.4%
  Hewlett-Packard Company MTN,
    Ser A
    3.375%, 12/15/05                    1,250            1,256
                                                  ------------


----------------------------------------------------------------
                                    Face Amount       Value
Description                        ($ Thousands)  ($ Thousands)
----------------------------------------------------------------
CREDIT CARD -- 0.4%
  American Express Credit
    2.030%, 09/19/06              $     1,250    $       1,252
                                                  ------------
ELECTRICAL SERVICES -- 1.4%
  Commonwealth Edison Company
    7.000%, 07/01/05                    1,500            1,544
  Dominion Resources Incorporated
    2.800%, 02/15/05                    1,000            1,001
  Pinnacle West Capital
    Corporation (B)
    2.494%, 11/01/04                    1,000            1,001
  TXU Energy Company LLC (B) (C)
    2.838%, 01/14/05                    1,060            1,062
                                                  ------------
                                                         4,608
                                                  ------------
FINANCIAL SERVICES -- 6.5%
  Allstate Life Global Funding
    Trust (B) (C)
    2.090%, 12/15/04                    1,500            1,499
  Allstate Life Global Funding
    Trust, Ser 04-2 (B)
    1.810%, 11/25/04                      395              395
  Caterpillar Financial Service
    Corporation MTN, Ser F (B)
    1.751%, 11/17/04                    1,150            1,151
  Countrywide Home Loan
    Incorporated (B)
    2.280%, 12/02/04                    1,250            1,255
  Countrywide Home Loans
    Incorporated
    3.500%, 12/19/05                    1,250            1,259
  Doral Financial Corporation (B)
    2.909%, 01/20/05                    1,450            1,451
  General Electric Capital
    Corporation MTN (B)
    1.950%, 12/09/04                    1,750            1,752
  General Electric Capital
    Corporation MTN, Ser A (B)
    1.979%, 12/22/04                    2,000            2,000
  General Motors Acceptance
    Corporation MTN (B)
    2.970%, 11/16/04                    1,550            1,545
    2.595%, 11/18/04                    1,000              998
  International Lease Finance
    Corporation MTN, Ser N
    5.120%, 06/01/05                    1,000            1,015
  International Lease Finance
    Corporation MTN, Ser O (B)
    2.894%, 11/01/04                    1,260            1,270
  John Deere Capital Corporation
    MTN, Ser D (B)
    3.125%, 12/15/05                    1,000            1,004
    1.820%, 11/24/04                    1,225            1,225
  National Rural Utilities
    3.000%, 02/15/06                    2,000            2,007
  SLM Corporation MTN, Ser A (B)
    2.380%, 01/25/05                    1,000            1,001
    2.230%, 01/26/05                    1,250            1,250
                                                  ------------
                                                        22,077
                                                  ------------
FOOD, BEVERAGE & TOBACCO -- 1.5%
  Fortune Brands Incorporated (C)
    7.125%, 11/01/04                      950              950

--------------------------------------------------------------------------------
                    SEI Daily Income Trust / Quarterly Report / October 31, 2004

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (Unaudited)


Corporate Daily Income Fund (Continued)
October 31, 2004


----------------------------------------------------------------
                                    Face Amount       Value
Description                        ($ Thousands)  ($ Thousands)
----------------------------------------------------------------
  General Mills Incorporated
    2.625%, 10/24/06              $     1,500    $       1,485
  Kraft Foods Incorporated (B)
    1.960%, 11/26/04                    1,000            1,000
  Tyson Foods Incorporated
    7.250%, 10/01/06                    1,500            1,610
                                                  ------------
                                                         5,045
                                                  ------------
HEALTHCARE -- 2.2%
  Anthem Incorporated
    4.875%, 08/01/05                      995            1,006
  Cardinal Health Incorporated
    4.450%, 06/30/05                    1,476            1,485
  Eli Lilly & Company (B)
    1.790%, 11/24/04                    2,125            2,122
  United Health Group
    Incorporated
    7.500%, 11/15/05                    1,000            1,044
  United Health Group
    Incorporated (B) (C)
    2.270%, 11/08/04                    1,750            1,750
                                                  ------------
                                                         7,407
                                                  ------------
INSURANCE -- 4.1%
  ASIF Global Finance (B) (C)
    1.910%, 11/26/04                    1,000            1,002
  ASIF Global Financing (B) (C)
    1.740%, 11/03/04                    1,500            1,499
  Jackson National Life Global
    Funding MTN, Ser 1 (B) (C)
    2.129%, 01/20/05                    1,500            1,515
  Marsh & Mclennan Companies
    Incorporated (B)
    2.193%, 01/13/05                    1,420            1,374
  Met Life Global Fundings (B)
    (C)
    2.101%, 01/05/05                    1,250            1,249
    1.950%, 12/15/04                    1,550            1,549
  Monument Global Funding (B) (C)
    2.280%, 01/12/05                    1,500            1,504
  NAC RE Corporation
    7.150%, 11/15/05                    1,250            1,297
  Nationwide Life Global
     Funding (B) (C)
    2.009%, 12/22/04                    1,720            1,719
  Protective Life Secured Trust
    (B)
    2.133%, 01/13/05                    1,240            1,239
                                                  ------------
                                                        13,947
                                                  ------------
INVESTMENT BANKER/BROKER DEALER -- 2.8%
  Citigroup Incorporated
    4.125%, 06/30/05                    1,000            1,011
  Citigroup Incorporated (B)
    1.870%, 12/04/04                    1,500            1,500
  Goldman Sachs Group
    Incorporated MTN (B)
    2.075%, 12/30/04                    1,250            1,250
  JP Morgan Chase & Company
    Incorporated
    6.250%, 12/15/05                    1,000            1,040
  Lehman Brothers Holdings MTN,
    Ser G (B)
    2.199%, 01/20/05                    1,320            1,320
  Merrill Lynch & Company
    Incorporated MTN, Ser C (B)
    2.235%, 01/25/05                    1,750            1,751

----------------------------------------------------------------
                                    Face Amount       Value
Description                        ($ Thousands)  ($ Thousands)
----------------------------------------------------------------
  Morgan Stanley Dean Witter &
    Company (B)
    2.200%, 01/12/05              $     1,600    $       1,602
                                                  ------------
                                                         9,474
                                                  ------------
MACHINERY -- 0.1%
  Alabama Power Company
    2.650%, 02/15/06                      500              500
                                                  ------------
MEDICAL PRODUCTS & SERVICES -- 0.4%
  Wellpoint Health Network
    6.375%, 06/15/06                    1,250            1,312
                                                  ------------
MISCELLANEOUS BUSINESS SERVICES -- 0.7%
  AOL Time Warner Incorporated
    5.625%, 05/01/05                    1,000            1,015
  Computer Sciences Corporation
    7.500%, 08/08/05                    1,250            1,292
                                                  ------------
                                                         2,307
                                                  ------------
PETROLEUM & FUEL PRODUCTS -- 0.3%
  Duke Energy Field Services
    7.500%, 08/16/05                    1,100            1,141
                                                  ------------
RETAIL -- 0.3%
  CVS Corporation
    5.625%, 03/15/06                    1,145            1,188
                                                  ------------
Total Corporate Bonds
  (Cost $87,252) ($ Thousands)                          87,344
                                                  ------------

U.S. GOVERNMENT MORTGAGE-BACKED
OBLIGATIONS -- 13.5%
  FHLMC
      7.000%, 03/01/07                     23               24
  FHLMC (B)
      3.556%, 11/01/04                  2,470            2,560
      3.509%, 11/01/04                  3,154            3,238
  FHLMC REMIC, Ser 1599, Cl C
      6.100%, 10/15/23                    764              796
  FHLMC REMIC, Ser 1614, Cl J
      6.250%, 11/15/22                    524              529
  FHLMC REMIC, Ser 2038, Cl PB
      5.500%, 12/15/26                     19               19
  FHLMC REMIC, Ser 2061, Cl TA
      5.250%, 10/15/27                    826              833
  FHLMC REMIC, Ser 2337, Cl PG
      6.500%, 06/15/30                     68               68
  FHLMC REMIC, Ser 2381, Cl VE
      6.500%, 11/15/16                  1,658            1,664
  FHLMC REMIC, Ser 2518,
     Cl FP (B)
      2.120%, 11/15/04                  2,524            2,526
  FHLMC REMIC, Ser 2594, Cl QH
      4.000%, 10/15/16                  1,216            1,227
  FHLMC REMIC, Ser 2638, Cl KA
      3.000%, 07/15/09                  1,868            1,867
  FHLMC REMIC, Ser 2676, Cl NA
      4.000%, 03/15/14                  2,145            2,156
  FHLMC REMIC, Ser 2684, Cl PA
      5.000%, 02/15/10                    883              886
  FHLMC REMIC, Ser 2684, Cl QM
      3.500%, 03/15/19                  1,300            1,307
  FHLMC REMIC, Ser 2691, Cl OK
      3.500%, 05/15/17                  1,950            1,960

--------------------------------------------------------------------------------
                    SEI Daily Income Trust / Quarterly Report / October 31, 2004

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (Unaudited)


Corporate Daily Income Fund (Concluded)
October 31, 2004


----------------------------------------------------------------
                                    Face Amount       Value
Description                        ($ Thousands)  ($ Thousands)
----------------------------------------------------------------
  FHLMC REMIC, Ser 2727, Cl PA
      4.125%, 08/15/18            $     2,559    $       2,590
  FHLMC REMIC, Ser 2750, Cl NA
      3.500%, 03/15/15                  1,450            1,459
  FHLMC REMIC, Ser 2750, Cl OA
      3.500%, 10/15/11                  2,050            2,064
  FHLMC REMIC, Ser 2760, Cl LJ
      4.000%, 01/15/33                  2,000            2,018
  FNMA (B)
      3.784%, 11/01/04                  1,329            1,360
      3.560%, 11/01/04                    267              276
      3.511%, 11/01/04                    288              293
      3.346%, 11/01/04                  2,391            2,467
      3.321%, 11/01/04                  1,445            1,510
      3.141%, 11/01/04                    546              560
      2.560%, 11/01/04                    427              427
  FNMA REMIC, Ser 1993-220,
     Cl FA (B)
      2.537%, 11/25/04                    395              398
  FNMA REMIC, Ser 1993-58, Cl H
      5.500%, 11/25/04                    570              591
  FNMA REMIC, Ser 2001-33,
     Cl FA (B)
      2.382%, 11/25/04                    822              827
  FNMA REMIC, Ser 2002-63,
     Cl QF (B)
      2.232%, 11/25/04                    654              656
  FNMA REMIC, Ser 2002-64,
     Cl FG (B)
      2.138%, 11/18/04                    747              748
  FNMA REMIC, Ser 2003-57, Cl KL
      3.500%, 03/25/09                  1,571            1,579
  GNMA REMIC, Ser 2003-75, Cl YM
      4.000%, 10/20/21                  1,418            1,423
  SLMA (B)
      1.990%, 12/15/04                    517              517
  SLMA, Ser 2002-A, Cl A1 (B)
      1.910%, 12/15/04                  1,112            1,114
  SLMA, Ser 2004-5, Cl A1 (B)
      1.554%, 01/25/05                    934              935
                                                  ------------
Total U.S. Government Mortgage-Backed Obligations
  (Cost $45,823) ($ Thousands)                          45,472
                                                  ------------

U.S. GOVERNMENT AGENCY OBLIGATIONS -- 11.4% FHLB
      2.125%, 08/17/05                  7,500            7,487
      1.625%, 06/15/05                  1,000              996
      1.500%, 03/01/05 to 08/26/05      9,000            8,957
  FHLMC
      2.000%, 02/23/06                  1,000              993
  FNMA (A)
      2.101%, 07/22/05                 13,500           13,279
  FNMA MTN
      1.400%, 02/25/05                  2,000            1,996
  Israel Trust, Government Trust,
    Ser 2F (A)
      1.516%, 11/15/04                  5,000            4,996
                                                  ------------
Total U.S. Government Agency Obligations
  (Cost $38,793) ($ Thousands)                          38,704
                                                  ------------

----------------------------------------------------------------
                                    Face Amount       Value
Description                        ($ Thousands)  ($ Thousands)
----------------------------------------------------------------

REPURCHASE AGREEMENT (E) -- 0.1%
  UBS Paine Webber, 1.860%, dated
    10/29/04 matures on 11/01/04,
    repurchase price $300,047
    (collateralized by U.S
    Government obligations, par
    value $265,000, 6.875%,
    09/15/10, total market value
    $306,075)                     $       300    $         300
                                                  ------------
Total Repurchase Agreement
  (Cost $300) ($ Thousands)                                300
                                                  ------------

Total Investments -- 100.1%
  (Cost $339,036) ($ Thousands)                  $     338,267
                                                  ============
PERCENTAGES BASED ON NET ASSETS OF $337,765,599

(A) The rate reported is the effective yield at time of purchase.
(B) Floating Rate Instrument. The rate reflected on the Schedule of Investments is the rate in effect on October 31, 2004. The date shown is the earlier of the reset date or the demand date.
(C) Security sold within the terms of a private placement memorandum, exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors."
(D) Step Bond -- The rate reported is the effective yield on October 31, 2004. The coupon on a step bond changes on a specified date.
(E) Tri-Party Repurchase Agreement.
Cl -- Class
FHLB -- Federal Home Loan Bank
FHLMC -- Federal Home Loan Mortgage Corporation
FNMA -- Federal National Mortgage Association
GNMA -- Government National Mortgage Association
LLC -- Limited Liability Company
MTN -- Medium Term Note
REMIC -- Real Estate Mortgage Investment Conduit
Ser -- Series
SLMA -- Student Loan Marketing Association

At October 31, 2004, the tax basis cost of the Fund's investments was $339,035,699 and the unrealized appreciation and depreciation were $412,261 and ($1,181,181), respectively.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

--------------------------------------------------------------------------------
                    SEI Daily Income Trust / Quarterly Report / October 31, 2004

ITEM 2.   CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.


--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                        SEI Daily Income Trust


By (Signature and Title)*           /s/ Edward D. Loughlin
                                    ---------------------------------
                                    Edward D. Loughlin, President & CEO

Date December 20, 2004





Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*           /s/ Peter (Pedro) A. Rodriguez
                                    --------------------------------------------
                                    Peter (Pedro) A. Rodriguez, Controller & CFO

Date December 20, 2004


*  Print the name and title of each signing officer under his or her signature.